PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Electronic equipment	1,746	-	-
Less: accumulated depreciation	507	-	-
Total Property and Equipment, net	1,239	-	-